Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Summary of Significant Accounting Policies [Abstract]
Summary of Depreciation and Amortisation are Calculated on a straight-line basis over the estimated useful lives of the Assets

Depreciation and amortisation are calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Life (in years)
Plant and equipment (solar rooftop projects)*	25 or terms of PPA, whichever is less (15-25)
Plant and equipment (wind and solar power projects)*	30-35
Plant and equipment (others)	5-18
Office equipment	5
Furniture and fixture	10
Computers	3
Computer servers	6
Computer software	3-6
Customer contracts	25
Development rights	25
Leasehold improvements	Useful life or lease term (5 years), whichever is lower
Building (Temporary structure)	3

Summary of Right-of-use assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:
•
Leasehold land: 13 to 30 years
•
Building: 3 to 5 years